Cover	Sep. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-39158
Entity Registrant Name	AppTech Payments Corp.
Entity Central Index Key	0001070050
Entity Tax Identification Number	65-0847995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5050 Avenida Encinas
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	707-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0. 001 Per Share [Member]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	APCX
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At Exercise Price Of 5. 19 [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $4.15
Trading Symbol	APCXW